Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended						12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended				1 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Convertible Debt	Dec. 31, 2012 Convertible Debt	Dec. 31, 2011 Convertible Debt	Dec. 31, 2012 Convertible Senior Notes Due 2028	Dec. 31, 2011 Convertible Senior Notes Due 2028	Dec. 31, 2013 Convertible Senior Notes Due 2028	Mar. 31, 2012 Convertible Senior Notes Due 2028 Repurchase of debt	Dec. 31, 2013 Convertible Senior Notes Due 2028 Repurchase of debt	Dec. 31, 2012 Convertible Senior Notes Due 2015	Dec. 31, 2011 Convertible Senior Notes Due 2015	Dec. 31, 2013 Convertible Senior Notes Due 2015	Dec. 31, 2013 Convertible Senior Notes Due 2019	Dec. 31, 2012 Convertible Senior Notes Due 2019	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Mar. 31, 2013 Fair Value, Inputs, Level 3	Dec. 31, 2013 aaiPharma LLC	Dec. 31, 2012 aaiPharma LLC	Nov. 30, 2003 aaiPharma LLC	Nov. 30, 2008 Dr. Falk Pharma GmbH	Dec. 31, 2013 Dr. Falk Pharma GmbH	Dec. 31, 2012 Dr. Falk Pharma GmbH	Dec. 31, 2013 Oceana and Progenics Acquisitions Fair Value, Inputs, Level 3	Dec. 31, 2012 Oceana and Progenics Acquisitions Fair Value, Inputs, Level 3	Dec. 31, 2011 Oceana Therapeutics, Inc.	Dec. 31, 2012 Oceana Therapeutics, Inc.	Dec. 31, 2011 Oceana Therapeutics, Inc.	Dec. 31, 2013 Oceana Therapeutics, Inc. Deflux Intangible	Dec. 31, 2012 Oceana Therapeutics, Inc. Deflux Intangible	Dec. 31, 2013 Oceana Therapeutics, Inc. Solesta Intangible	Dec. 31, 2012 Oceana Therapeutics, Inc. Solesta Intangible	Dec. 31, 2013 King Pharmaceuticals, Inc.	Dec. 31, 2012 King Pharmaceuticals, Inc.	Jun. 30, 2004 King Pharmaceuticals, Inc.	Sep. 30, 2010 InKine Pharmaceutical Company, Inc.	Sep. 30, 2005 InKine Pharmaceutical Company, Inc.	Dec. 31, 2013 InKine Pharmaceutical Company, Inc.	Dec. 31, 2012 InKine Pharmaceutical Company, Inc.	Dec. 31, 2013 Liquid Peg Bowel Cleansing Product	Aug. 31, 2010 Norgine B.V.	Dec. 31, 2013 Norgine B.V.	Dec. 31, 2012 Norgine B.V.	Dec. 31, 2009 Norgine B.V.	Dec. 31, 2008 Norgine B.V.	Aug. 31, 2006 Norgine B.V.	Jun. 30, 2010 Merck & Co, Inc.	Feb. 28, 2007 Merck & Co, Inc.	Dec. 31, 2013 Merck & Co, Inc.	Dec. 31, 2012 Merck & Co, Inc.	Oct. 31, 2009 Wilmington Pharmaceuticals, LLC.	Dec. 31, 2010 Wilmington Pharmaceuticals, LLC.	Dec. 31, 2013 Wilmington Pharmaceuticals, LLC.	Dec. 31, 2012 Wilmington Pharmaceuticals, LLC.	Feb. 28, 2011 Progenics Pharmaceuticals, Inc.	Sep. 30, 2012 Progenics Pharmaceuticals, Inc.	Dec. 31, 2013 Progenics Pharmaceuticals, Inc.	Dec. 31, 2012 Progenics Pharmaceuticals, Inc.	Dec. 31, 2011 Progenics Pharmaceuticals, Inc.	Feb. 28, 2011 Progenics Pharmaceuticals, Inc. Commercialization Milestone	Feb. 28, 2011 Progenics Pharmaceuticals, Inc. Development Milestone	Aug. 31, 2012 Alfa Wassermann EIR	Dec. 31, 2013 Alfa Wassermann EIR	Dec. 31, 2012 Alfa Wassermann EIR	Aug. 31, 2012 Alfa Wassermann EIR Receipt of Marketing Authorization	Aug. 31, 2012 Alfa Wassermann EIR Maximum Net Sales of Rifaximin Products	Dec. 31, 2013 Rebates, Chargebacks and Discounts	Dec. 31, 2012 Rebates, Chargebacks and Discounts	Dec. 31, 2011 Rebates, Chargebacks and Discounts	Dec. 31, 2013 Product Returns	Dec. 31, 2012 Product Returns	Dec. 31, 2011 Product Returns
Summary Of Significant Accounting Policies [Line Items]
Allowances for estimated rebates, chargebacks and promotional programs		$ 186,400,000	$ 103,800,000
Allowances for product returns		60,400,000	36,400,000
Provision for revenue-reducing items, as percentage of gross product revenue																																																																						20.70%	15.70%	14.60%	3.30%	3.30%	3.90%
Net liability related to on-going research and development activities		13,500,000	14,100,000
Allowance for uncollectible accounts		2,800,000	2,500,000
Royalties due		1,000,000	1,000,000
Acquisition-related contingent consideration		87,300,000	103,500,000	119,698,000																							87,300,000	103,500,000	39,700,000		39,700,000																											53,000,000				27,000,000			13,400,000
Estimated fair market value of put option granted to majority holder																				5,600,000
Intangible asset impairment charge	41,600,000		41,600,000
Inventory, raw materials		57,900,000	40,100,000
Inventory, work-in-process		15,800,000	17,600,000
Inventory, finished goods		30,700,000	32,800,000
Property and equipment, useful lives ,in years																		3 years	5 years
Impairment of goodwill		0
Acquired intangible assets amortization period, in years		8 years	9 years																		10 years				9 years 6 months											10 years					14 years				17 years 3 months 18 days							15 years				8 years
Goodwill acquired				101,775,000																											101,775,000									89,700,000
Measurement period adjustment for Oceana acquisition																														6,100,000
Amortization Expense		44,744,000	45,351,000	10,908,000
Estimated amortization expense, year one																		42,000,000	44,000,000
Estimated amortization expense, year two																		42,000,000	44,000,000
Estimated amortization expense, year three																		42,000,000	44,000,000
Estimated amortization expense, year four																		42,000,000	44,000,000
Estimated amortization expense, year five																		42,000,000	44,000,000
Business acquisition, purchase price																							2,000,000															13,000,000		210,000,000							5,000,000	5,000,000	15,000,000
Accumulated amortization of intangible assets		149,322,000	104,679,000																		2,000,000	1,800,000			4,400,000	3,500,000						9,300,000	4,700,000	58,100,000	29,000,000	12,400,000	11,000,000				22,900,000	20,400,000			13,900,000	11,500,000						16,200,000	15,100,000			2,600,000	2,600,000			7,200,000	4,600,000
In-process research and development allocated																																								74,000,000
Net assets acquired																													342,800,000		342,800,000									9,300,000																		113,000,000							23,400,000
Identifiable product rights and related intangibles allocated																																								37,000,000
New generic product launch date																																							Nov. 16, 2019					Sep. 24, 2018
Patent expiration date																																											2024-09-01
Milestone payments to acquire intangible assets																								8,000,000					45,000,000																						55,000,000			7,300,000				60,000,000					200,000,000	90,000,000	10,000,000
Impairment of intangible asset																																																		30,000,000					4,600,000
Carrying value of intangible asset		341,910,000	385,906,000																																																	8,800,000	9,900,000			0	0
Percentage of sublicensees revenue payable																																																										60.00%
Decrease in contingent consideration		87,300,000	103,500,000	119,698,000																																																							33,000,000								(13,400,000)
Acquisition purchase price																													303,000,000
Milestone payments for purchase commitment																																																																				25,000,000	200,000,000
Advertising expense		19,100,000	21,400,000	11,300,000
Interest accrued related to unrecognized tax benefits and penalties in income tax expense		$ 0	$ 0	$ 0
Conversion price, per share								$ 9.25	$ 9.25	$ 9.25			$ 46.38	$ 46.38	$ 46.38	$ 65.81	$ 65.81
Shares excluded due to anti-dilutive effect		43,811	33,771	129,671	342,197	4,214,888	4,850,459		6,486,000				7,439,000	7,439,000		10,484,000	10,484,000
Shares included in diluted share calculation								6,486,000			2,730,000	2,405,000